Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw material, consumables	$ 434	$ 433
Work in progress	197	201
Finished products	1,691	1,475
Total inventories	$ 2,322	$ 2,109